Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Schedule of condensed balance sheet

	As of June 30,
	2019	2018
ASSETS
Current assets
Cash and cash equivalents	$3,471,191	$5,187,478
Amounts due from underwriters on the over-allotment	-	1,472,592
Escrow receivable	200,000	-
Amounts due from subsidiaries	4,987,999	3,334,136
Prepayments, deposits and other assets, net	39,961	1,122
Total Current Assets	8,699,151	9,995,328

Escrow receivable	-	200,000
Investments in subsidiaries	12,673,565	7,417,234
Total Assets	$21,372,716	$17,612,562

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Salaries and benefits payable	584,280	133,488

Total Current Liabilities	584,280	133,488

Commitments and Contingencies

Shareholders' Equity
Common share, $0.0001 par value; 100,000,000 shares authorized; 13,913,201 shares issued and outstanding as of June 30, 2019 and 13,590,000 shares issued and outstanding as of June 30, 2018*	1,391	1,359
Additional paid-in capital	24,276,622	17,285,543
Accumulated (deficits) retained earnings	(2,675,927)	593,849
Accumulated other comprehensive loss	(813,650)	(401,677)

Total Shareholders' Equity	20,788,436	17,479,074

Total Liabilities and Shareholders' Equity	$21,372,716	$17,612,562

*	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).

Schedule of condensed statements of comprehensive (loss) income
	For the years ended June 30,
	2019	2018	2017

Revenues	$201,614	$-	$-
Less: Cost of revenues	(200,954)	-	-
Gross profit	660	-	-

General and administrative expenses	(8,651,816)	(619,892)	-
Share of profit in subsidiaries, net (Note a)	5,317,315	3,055,340	2,047,445
Other income	66,806	-	-
Other expenses	(2,741)	(985)	-

(Loss) profit before income tax	(3,269,776)	2,434,463	2,047,445
Benefit for income tax	-	-	-
Net (loss) profit	(3,269,776)	2,434,463	2,047,445

Other comprehensive (loss) income
Foreign currency translation (loss) gain	$(411,973)	$45,593	$(94,909)

Comprehensive (loss) income	$(3,681,749)	$2,480,056	$1,952,536

Schedule of condensed Statement of Cash Flows
	For the years ended June 30,
	2019	2018	2017
Net cash used in operating activities	$(3,189,448)	$(4,099,305)	$-
Net cash provided by financing activities	1,472,592	9,341,538	-
Effect of exchange rate changes on cash	569	(54,755)	-
Net (decrease) increase in cash	(1,716,287)	5,187,478	-
Cash and cash equivalents, at beginning of year	$5,187,478	$-	$-
Cash, cash equivalents at the end of the year	$3,471,191	$5,187,478	$-